EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of computation of earnings per share

:

	2020	2019	2018
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	60,796	51,713	62,025
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	616	2,528	(55,177)
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,760,468	1,780,935	1,873,563
Employee stock options	1,310	2,682	2,158
Weighted-average diluted shares outstanding	1,761,778	1,783,617	1,875,721

Earnings per share–basic, Russian Rubles	34.88	30.46	3.66
Basic EPS from continuing operations	34.53	29.04	33.11
Basic EPS from discontinued operations	0.35	1.42	(29.45)
Earnings per share–diluted, Russian Rubles	34.86	30.41	3.65
Diluted EPS from continuing operations	34.51	28.99	33.07
Diluted EPS from discontinued operations	0.35	1.42	(29.42)